Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013
Statement of Cash Flows
Net Income (Loss)	$ 220,546	$ (107,061)	$ (2,218,630)	$ (2,244,830)
Amortization	29,243	11,276	73,962	529,157
Depreciation	36,981	36,981	30,169	33,485
Fair Value Change of Derivative Liability	(691,667)	(51,561)	674,650	350,344
Issuance of Stock and Warrants for Services or Claims		18,094	25,000	73,323
Adjustment of Warrants Granted for Services			27,449
Other Noncash Income (Expense)		128,125	778,125
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(404,898)	35,854	(609,275)	(1,258,521)
Increase (Decrease) in Inventories				1,000
Increase (Decrease) in Prepaid Expense and Other Assets	1,480		(2,093)
Increase (Decrease) in Operating Assets	1,480		(2,093)	1,000
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(15,695)	(3,401)	16,249	5,267
Increase (Decrease) in Operating Capital	(15,695)	(3,401)	16,249	5,267
Net Cash Provided by (Used in) Operating Activities	(419,113)	32,453	(595,119)	(1,252,254)
Payments to Acquire Property, Plant, and Equipment	(3,574)		(114,091)	(3,700)
Payments to Acquire Intangible Assets			(59,704)	(479,388)
Net Cash Provided by (Used in) Investing Activities	(3,574)		(173,795)	(483,088)
Payments for (Proceeds from) Deposit on Loan			204,200	351,132
Proceeds from (Repayments of) Notes Payable	(100,000)	(120,000)		(7,487)
Proceeds from (Repayments of) Other Long-term Debt				(10,000)
Proceeds from Issuance of Common Stock	100,000	146,328	754,899	1,373,920
Proceeds from Other Equity			250,000
Payments for Repurchase of Common Stock		(27,000)
Net Cash Provided by (Used in) Financing Activities		(672)	1,209,099	1,707,565
Cash and Cash Equivalents, Period Increase (Decrease)	(422,687)	31,781	440,185	(27,777)
Cash and Cash Equivalents, at Carrying Value	459,363	19,178	19,178	46,955
Cash and Cash Equivalents, at Carrying Value	$ 36,676		$ 459,363	$ 19,178